Stock-Based Compensation And Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock-Based Compensation And Stockholders' Equity (Deficit) [Abstract]
Stock-Based Compensation And Stockholders' Equity (Deficit)

13. Stock-Based Compensation and Stockholders' Equity

The Company records stock-based compensation expense in accordance with ASC Topic 718, Accounting for Stock Compensation and has used the straight-line attribution method to recognize expense for time-based RSUs and DSUs. The Company recorded stock-based compensation expense during the three and nine months ended September 30, 2011 and 2010 as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
RSU and DSU Awards (1)	$634	$568	$1,942	$3,173
Management Incentive/Performance Award Programs (2)	(462)	1,500	311	1,500
Stock Awards (3)	—	—	—	825

Total	$172	$2,068	$2,253	$5,498

(1)	Related to restricted stock units and deferred stock units awarded in and prior to 2011. In 2010, in connection with the reorganization, certain performance-based restricted stock unit plans were accelerated, and resulted in the recognition of approximately $1.7 million in additional stock compensation.
(2)	For 2011, the amount represents the estimated value of RSU awards to be made under the 2011 Management Incentive Compensation Program (the "2011 MIC"), which was approved by the Company's Board of Directors on March 15, 2011. This amount decreased from the second quarter of 2011, reflecting estimated operating results for 2011 at September 30, 2011. For 2010, the amount represents the estimated value of RSU awards to be made under the 2010 Management Incentive Compensation Program (the "2010 MIC"), which was approved by the Company's Board of Directors on September 22, 2010. See further discussion below.
(3)	For 2010, the amount represents a total of 39,764 shares of common stock that were sold to Mr. Stephen Light, the Company's Chairman, President and Chief Executive Officer, on January 5, 2010.

Summary of Activity under the Long-Term Incentive Plans

On September 22, 2010, the Board approved the Company's 2010-2012 Long-Term Incentive Plan (the "2010 LTIP") under the 2010 Equity Incentive Plan (the "2010 Plan"). Awards under the 2010 LTIP are both time-based and performance-based. Awards will be paid in the form of restricted stock units or shares of common stock of the Company, as described below. Time-based awards under the 2010 LTIP were approved in the form of 122,260 time-based restricted stock units granted on October 29, 2010 under the Company's 2010 Plan. As of March 31, 2011, 43,651 time-based restricted stock units vested in accordance with the 2010 LTIP and were converted to common stock, with the remaining 78,609 time-based restricted stock units to vest in equal installments on March 31, 2012 and March 10, 2013. These will be converted into shares of common stock as they vest. Performance-based awards under the 2010 LTIP will vest (a) if the participant remains continuously employed with the Company through December 31, 2012 and (b) on a sliding scale ranging from 0% to 110% if the Company's results fall between 80.1% and 110% of the specified three-year cumulative Adjusted EBITDA target as adjusted to reflect currency exchange rate fluctuations relative to the U.S. Dollar. Vested stock units will convert into shares of the Company's common stock after the close of the three-year performance period ended December 31, 2012.

On March 15, 2011, the Board approved the Company's 2011-2013 Long-Term Incentive Plan (the "2011 LTIP") under the 2010 Plan. Awards under the 2011 LTIP are both time-based and performance-based. Awards will be paid in the form of restricted stock units or shares of common stock of the Company, as described below. Time-based awards under the 2011 LTIP were approved in the form of 9,252 time-based restricted stock units granted on March 15, 2011 under the Company's 2010 Plan. These time-based restricted stock units will vest in equal installments on March 31, 2012, March 31, 2013 and March 31, 2014, and will be converted into shares of common stock as they vest. Performance-based awards under the 2011 LTIP were approved in the form of 17,183 performance-based restricted stock units and will vest (a) if the participant remains continuously employed with the Company through December 31, 2013 and (b) on a sliding scale ranging from 0% to 110% if the Company's results fall between 80.1% and 110% of the specified three-year cumulative Adjusted EBITDA target as adjusted to reflect currency exchange rate fluctuations relative to the U.S. Dollar. Vested stock units will convert into shares of the Company's common stock after the close of the three-year performance period ended December 31, 2013.

Summary of Activity under the MIC Plans

On September 22, 2010, the Board approved the 2010 MIC, which was an amendment and restatement of the Company's Performance Award Program for 2010. Under the 2010 MIC, payouts were determined by the Company's performance against a specified Adjusted EBITDA metric for the 2010 fiscal year. Fifty percent of the 2010 MIC award earned was paid in cash of $2.5 million in March 2011 and fifty percent was paid in the form of approximately 164,000 restricted stock units in June 2011, based on an average per-share price within a collar. The 2010 MIC awards were paid out based on a sliding scale ranging from 35% if the metric is achieved at 95% of target up to 200% if the metric is achieved at 125% of target. The Adjusted EBITDA metric was adjusted to reflect currency fluctuations relative to the U.S. Dollar.

On March 15, 2011, the Board approved the 2011 Management Incentive Plan ("2011 MIC"). Under the 2011 MIC, eighty percent of the payouts will be determined by the Company's performance against a specified Adjusted EBITDA metric for the 2011 fiscal year. The Adjusted EBITDA metric will be adjusted to reflect currency fluctuations relative to the U.S. Dollar. The remaining twenty percent of the payouts will be based on specified net sales targets, and will be adjusted to reflect currency fluctuations relative to the U. S. Dollar. The 2011 MIC awards will be paid out based on a sliding scale ranging from 35% if the metric is achieved at 95% of target up to 200% if the metric is achieved at 120% of target. Fifty percent of any 2011 MIC award earned will be paid in cash and fifty percent is expected to be paid in the form of common stock based on an average per-share price within a collar.

Summary of Activity under the Directors' Deferred Stock Unit Plan

On March 15, 2011, the Board approved a new compensation plan for non-management directors (the "2011 DSU Plan"). Under this plan, each director is to receive an annual retainer of $112, to be paid on a quarterly basis in arrears beginning with the quarter ended June 30, 2011. Half of the annual retainer is payable in deferred stock units ("DSUs"), with the remaining half payable in cash. The non-management directors were awarded an aggregate 9,359 DSUs under the 2011 DSU Plan for service during the quarter ended September 30, 2011. In addition, in accordance with the 2011 DSU Plan, 6,685 DSUs were settled in Common Stock on October 4, 2011.

13. Stock-Based Compensation and Stockholders' Equity (Deficit)

As discussed in Note 1, the Company had an effective 20 to 1 reverse split of its Old Common Stock; accordingly the effect of the split has been reflected retroactively for all periods presented.

The Company records stock-based compensation expense in accordance with Topic 718 and has used the straight-line attribution method to recognize expense for time-based RSUs granted after December 31, 2005. The Company recorded stock-based compensation expense during the three years ended December 31, 2010, 2009 and 2008 as follows:

	For the Years ended December 31,
	2010	2009	2008
RSU and Stock Option Awards (1)	$4,018	$2,305	$1,289
Management Incentive/Performance Award Programs (2)	2,467	—	2,986
Stock Awards (3)	825	94	—

Total	$7,310	$2,399	$4,275

(1)	Related to restricted stock units awarded in and prior to 2010 and stock options awarded to certain non-employee directors on the Effective Date. See further discussion below.
(2)	For 2010, the amount represents the estimated value of stock awards to be made under the 2010 Management Incentive Compensation Program (the "2010 MIC"), which was approved by the Company's Board of Directors on September 22, 2010. See further discussion below. For 2009, no amounts were expensed related to the 2009 Performance Award Program, which was approved by the Company's Board of Directors on March 10, 2009, as the underlying targets for 2009 were not achieved. For 2008, amount represents the approval by the Company's Board of Directors on March 10, 2009 of the issuance of 201,741 shares of common stock to eligible participants under the Company's performance award program for 2008. After withholding shares of common stock to satisfy minimum tax withholding requirements, a net number of 128,206 shares was issued to the eligible participants on March 11, 2009.
(3)	For 2010, amount represents a total of 39,764 shares of common stock that were sold to Mr. Stephen Light, the Company's Chairman, President and Chief Executive Officer on January 5, 2010. See further discussion below. For 2009, represents the value of 3,000 shares of the Company's common stock awarded to Mr. David Maffucci on June 8, 2009 in connection with his appointment as the Company's Executive Vice President and Chief Financial Officer.

The related tax impact on stock-based compensation was a tax benefit of $232, $118 and $411 for the years ended December 31, 2010, 2009 and 2008.

2010 Equity Incentive Plan

Pursuant to the plan of reorganization as discussed in Note 1, the Company adopted the 2010 Equity Incentive Plan (the "2010 Plan") on the Effective Date. The 2010 Plan provides for the grant of awards consisting of any or a combination of stock options, stock appreciation rights, restricted stock, unrestricted stock or stock unit awards.

Shares Reserved for Awards

The maximum number of shares that may be delivered under or in satisfaction of awards under the 2010 Plan is 463,525 shares of New Common Stock, provided, however, that to the extent that equity incentive awards granted prior to the Effective Date pursuant to the Company's 2005 Equity Incentive Plan, as amended, or employment agreements with the Company's senior management do not vest on or after the Effective Date in accordance with their terms, the number of shares of New Common Stock reserved pursuant to the Plan with respect to such unvested awards shall be added to the number of shares of New Common Stock that may be delivered under the 2010 Plan. The number of shares deliverable under the 2010 Plan is subject to adjustment in the case of stock dividends and other transactions affecting the New Common Stock.

2005 Equity Incentive Plan

Effective May 19, 2005, the Company adopted the 2005 Equity Incentive Plan (the "2005 Plan"), under which the Board of Directors authorized 125,000 shares for grant (subsequently increased to 375,000 at the Company's Annual Meeting of Stockholders on August 6, 2008).

Summary of Activity Under the 2010 Plan and the 2005 Plan

Long-Term Incentive Program

On September 22, 2010, the Board approved the Company's 2010-2012 Long Term Incentive Plan (the "LTIP") under the 2010 Plan. Awards under the LTIP are both time-based and performance-based. Awards will be paid in the form of restricted stock units or shares of common stock of the Company, as described below.

Time-based awards under the LTIP were approved in the form of 126,980 time-based restricted stock units and granted on September 22, 2010 under the Company's 2010 Plan. These time-based restricted stock units will vest in equal installments on March 31, 2011, March 31, 2012, and March 10, 2013, and will be converted into shares of common stock as they vest.

Performance-based awards under the LTIP under the LTIP were approved in the form of 235,820 performance-based restricted stock units and granted on September 22, 2010 under the Company's 2010 Plan. These performance-based restricted stock units will vest at December 31, 2012, if (a) if the participant remains continuously employed with the Company through December 31, 2012 and (b) on a sliding scale ranging from 0% to 110% if the Company's results fall between 80.1% and 110% of the specified three-year cumulative Adjusted EBITDA target as adjusted to reflect currency exchange rate fluctuations relative to the U.S. Dollar. Vested stock units will be converted into shares of the Company's common stock after the close of the three-year performance period. At December 31, 2010, management determined that it was probable that the specified three-year cumulative Adjusted EBITDA target as adjusted to reflect currency exchange rate fluctuations relative to the U.S. Dollar would be achieved, and accordingly recorded approximately $294 in compensation expense. As all shares do not vest until December 31, 2012, no shares were issued as of December 31, 2010.

2010 MIC

On September 22, 2010 the Board approved an amendment and restatement of the Company's Performance Award Program for 2010 ("2010 MIC"). Under the amended plan, payouts are determined by the Company's performance against a specified Adjusted EBITDA metric for the 2010 fiscal year. Fifty percent (50%) of any 2010 MIC award earned will be paid in cash and 50% is expected to be paid in the form of RSUs under the Company's 2010 Plan based on an average per-share price within a collar. 2010 MIC awards will be paid out based on a sliding scale ranging from 35% if the metric is achieved at 95% of target up to 200% if the metric is achieved at 125% of target. The Adjusted EBITDA metric will be adjusted to reflect currency fluctuations relative to the U.S. Dollar. The awards will be fully vested at the grant date and are payable in Common Stock 90 days later. At December 31, 2010, management determined that the performance against the specified Adjusted EBITDA target as adjusted to reflect currency exchange rate fluctuations relative to the U.S. Dollar was met, and recorded approximately $5.0 million compensation expense, of which $2.5 million is included in accrued liabilities and $2.5 million is included in additional paid in capital in the Consolidated Balance Sheet at December 31, 2010. In accordance with the 2010 MIC agreement, the Company anticipates issuing approximately 164,000 shares of common stock prior to any withholdings for taxes in the second quarter of 2011.

Directors' Deferred Stock Unit Plan

On September 22, 2010, the Board approved a new compensation plan for non-management directors (the "DSU Plan"). Under this plan, each director will receive an annual retainer of $95, to be paid on a quarterly basis in arrears beginning with the quarter ended September 30, 2010. Half of the annual retainer is payable in deferred stock units ("DSUs"), with the remaining half payable in cash, unless the director irrevocably elects to receive the remaining half in DSUs. The non-management directors were awarded an aggregate of 9,873 DSUs under the DSU Plan for service during the year ended December 31, 2010.

Non-employee Director RSU Awards

Awards to non-employee directors vest immediately under the 2005 Plan and the underlying shares will be issued to the director upon termination of service as a member of the Board or a change in control, as defined in the 2005 Plan. Annually during 2005, 2006 and 2007, the non-employee directors were granted 625 RSUs in the aggregate. In July 2008, they also were granted 2,441 RSUs in the aggregate. On June 9, 2009 the non-employee directors were granted 11,236 RSUs in the aggregate. These RSUs were fully vested on the grant date, provided however, that if a director ceases to serve as a member of the Board for any reason other than as a result of a change in control (as defined in the 2005 Plan) prior to the 2010 Annual Meeting of stockholders, the director will forfeit a pro rata portion of the award. This forfeiture provision was subsequently modified in connection with the Company's Chapter 11 reorganization (see Note 1) so that the directors departing from the Board as a consequence of the Chapter 11 reorganization would not forfeit restricted stock units as a result. On August 4, 2009, Board members who served as non-employee directors during the year prior to the 2009 Annual Meeting of Stockholders were awarded 11,097 RSUs in the aggregate that vested immediately.

Additionally, as of the Effective Date, the two continuing non-employee members of the Board were granted an aggregate of 5,977 stock options with an exercise price of $20.80. These stock options vested immediately and have a four-year term.

Warrants

In connection with reorganization, the holders of the Company's Old Common Stock also received warrants to purchase an aggregate of 1,663,760 shares of New Common Stock (the "Warrants"), representing approximately 0.0324108 Warrants for each share of Old Common Stock. The Warrants are exercisable for a term of four years from the issue date at an exercise price of $19.55 per share of New Common Stock. The exercise price was determined in accordance with a formula based on the final amount of allowed claims of the Lenders.

Performance-based RSU Awards

On May 16, 2007, the Company granted 37,144 performance-based RSUs to certain officers and employees of the Company. Generally, to earn common stock under these performance-based RSUs, defined shareholder return targets must be met over the four years following the grant date and the grantee must be employed by the Company through May 16, 2011. On August 6, 2008, the Company granted 21,650 performance-based RSU awards (based on shareholder return targets) and at various dates during 2009, the Company granted 51,173 performance-based RSU awards to certain employees, specifically 47,348 and 1,875 RSU awards to its chief executive officer and chief financial officer, respectively. Generally, to earn common stock under the performance-based RSUs granted in 2008 and 2009, defined shareholder return targets must be met over the three years following January 3, 2008 and the grantee must be employed by the Company through January 3, 2011.

On December 24, 2009, the Compensation Committee of the Company's Board of Directors approved an amendment to the terms of all performance-based restricted stock units of the Company outstanding on December 24, 2009. The amendment provides that upon completion of a successful debt restructuring of the Company, as defined, which shall constitute a new performance criterion, such performance-based restricted stock units shall vest and settle in full. The Compensation Committee determined that this new performance criterion would be met and vesting would occur on the date the Plan is confirmed by the Bankruptcy Court (the "Confirmation Date"). The Confirmation Date occurred on May 12, 2010 and 43,854 shares of common stock underlying 71,571 performance-based RSUs were issued on that date; the remaining 27,717 shares underlying such RSUs were withheld from issuance in connection with minimum tax withholding requirements related to the issuance of such shares to the recipients. This modification had no material impact on the Company's stock based compensation expense for 2009. In 2010, however, the Company recorded stock based compensation of approximately $1,741 related to this modification.

On December 31, 2009, the Company entered into an amendment to the employment agreement with Mr. Light as the per-participant, per-year limitations under the Company's 2005 Plan prevented the Company from fulfilling its contractual obligation and granting to Mr. Light stock units under the Company's equity incentive plan with an aggregate value of $1,250 on January 1, 2010. The amendment to Mr. Light's employment agreement provides that in lieu of granting him such restricted stock units, the Company instead would (i) grant to Mr. Light 25,000 performance-based restricted stock units on January 1, 2010, which are to vest annually over a three-year period if the price of the Company's common stock meets or exceeds certain price targets approved by the Compensation Committee of the Company's Board of Directors; and (ii) make a cash payment to Mr. Light of $825 which Mr. Light was obligated to use the total amount of such cash payment, less the amount necessary to satisfy tax obligations with respect to the cash payment, to purchase shares of common stock from the Company at its agreed fair value, based on the average per share closing price on the New York Stock Exchange of the Company's shares of common stock for the 20 trading days prior to January 1, 2010. Accordingly, a total of 39,764 shares of common stock were sold to Mr. Light on January 5, 2010 for approximately $531 in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended. On September 22, 2010, the Board approved an amendment to the terms of 25,000 restricted stock units previously granted to Mr. Light under the 2005 Equity Incentive Plan on January 1, 2010. The terms of the amended award align with those of the LTIP awards described above, including that 35% of such award is a time-based award (8,750 RSUs) and the remainder is a performance-based award with the exception that no scale for performance above 100% is provided.

Time-based RSU Awards

On August 6, 2008, the Company's granted 21,650 time-based RSU awards to certain of the Company's officers under the 2005 Plan, The time-based restricted stock unit awards are scheduled to vest completely, in nearly equal installments on the first, second, and third anniversaries of January 3, 2008 provided that the named officer continues to be employed by the Company on such dates. Additionally, on various dates during 2008, the Company granted 11,384 time-based RSU awards to certain employees, specifically 5,625 RSUs to its chief executive officer. Generally, such awards vest in nearly equal installments on the first, second and third anniversaries of the grant date. The time-based restricted stock units may also vest, in whole or in part, in connection with a change of control (as defined in the awards) and/or termination of employment under the circumstances set forth in the restricted stock unit awards. Dividends, if any, on such time based restricted stock units will be paid at the same rate as dividends on the Company's common stock, but only in the form of additional restricted stock units.

At various dates in 2009, the Company granted 55,674 time-based RSU awards to certain employees, specifically 47,348 and 5,625 RSUs to its chief executive officer and chief financial officer, respectively. Such awards vest in nearly equal installments on certain dates as described in the table below. The time based restricted stock units may also vest, in whole or in part, in connection with a change of control (as defined in the awards) and/or termination of employment under the circumstances set forth in the restricted stock unit awards.

Certain time-based RSUs and all non-employee director RSUs automatically adjust to reflect awards of additional RSUs upon payment of dividends by the Company. Outstanding RSUs that were awarded in connection with the payment of dividends are included in the table below. No RSUs were awarded in connection with the payment of dividends since 2007 as no dividends were paid by the Company after 2007 because the Company's senior credit facility in effect at that time precluded the payment of dividends. The Amended and Restated Credit Facility continues to prohibit the payment of dividends.

During the first quarter of 2010, 18,707 shares of common stock underlying 28,808 time-based RSUs were issued; the remaining 10,101 shares underlying the RSUs were withheld from issuance in connection with minimum tax withholding requirements related to the issuance of such shares to the recipients.

In March 2010, the Board approved the contingent acceleration of all outstanding time-based awards and non-employee director awards (for departing directors) scheduled to vest on or prior to September 30, 2010 so that they will be vested and settled immediately prior to the record date under the Plan, which was the day before the Effective Date. Accordingly, on May 24, 2010, 16,880 shares of common stock underlying 18,732 RSUs were issued; the remaining 1,852 shares underlying the RSUs were withheld from issuance in connection with minimum tax withholding requirements related to the issuance of such shares to the recipients.

A summary of RSUs outstanding as of December 31, 2010 and their vesting dates is as follows.

	Vesting Dates	Number of RSUs
Time-based RSUs granted during various dates in 2008	Various dates through November 2011.	5,743
Time-based RSUs granted during various dates in 2009	With respect to 24,649 RSUs—January 2011; with respect to 500 RSUs—annually in equal installments on April 30, 2011 and 2012.	25,149
Time-based RSUs granted during 2010	Annually in equal installments on March 31, 2011, March 31, 2012 and March 10, 2013.	131,167
Performance-based RSUs granted during 2010	December 31, 2012	227,583
Non-employee directors' RSUs	Immediately vested on grant dates with underlying shares to be awarded upon director's departure from the Board of Directors	19,118

Total RSUs outstanding		408,760

RSU activity during years ended December 31, 2008, 2009 and 2010, are presented below.

	Number of RSUs	Price Range of Grant-Date Fair Value Per RSU	Weighted Average Grant-Date Fair Value Price Per RSU
Outstanding, December 31, 2007	98,758	$91.80 – 240.20	$191.60
Granted	58,452	23.80 – 108.00	103.00
Forfeited	(74,441)	108.00 – 233.20	161.80
Issued or withheld for tax withholding purposes	(14,840)	23.80 – 233.20	182.20

Outstanding, December 31, 2008	67,929	75.40 – 240.20	150.00
Granted	129,180	10.80 – 33.00	26.40
Forfeited	(23,603)	102.40 – 233.20	193.00
Issued or withheld for tax withholding purposes	(6,035)	77.80 – 108.00	104.20

Outstanding, December 31, 2009	167,471	10.80 – 240.20	50.20
Granted	393,623	12.60 – 15.95	12.97
Forfeited	(33,158)	12.60 – 163.00	29.40
Issued or withheld for tax withholding purposes	(119,176)	10.40 – 240.20	50.54

Outstanding, December 31, 2010	408,760	$10.40 – 240.20	$15.74

Vested, December 31, 2010 (1)	19,118	$13.18 – 240.20	$26.89

(1)	Vested RSUs at December 31, 2010 consisted of non-employee director RSUs. The total grant-date fair value of such non-employee director RSUs that vested during the year ended December 31, 2010 was $514. Excluded from this table is an aggregate of 5,977 stock options with an exercise price of $20.80 that were granted on the Effective Date to the two continuing members of the Board of Directors. The total grant date fair value of such non-employee director stock options that vested during the year ended December 31, 2010 was $41.

Assumptions

In accordance with Topic 718, the Company uses the following assumptions in determining compensation expense:

Grant-Date Fair Value

The Company calculates the grant-date fair value of time-based RSUs, performance-based RSUs and non-employee directors' RSUs based on the closing price of the Company's common stock on the date of grant.

For performance-based RSUs granted on January 1, 2010, which were amended on September 22, 2010 and the time-based RSU's granted on September 22, 2010, as previously discussed, the Company calculated the grant-date fair value of the original RSUs granted on January 1, 2010 by using a Monte Carlo pricing model and the following assumptions:

Expected term (i)	3 years
Expected volatility (ii)	120%
Expected dividends (iii)	None
Risk-free interest rate (iv)	1.75%

(i)	Expected term. Performance-based RSUs expire three years after the grant date.
(ii)	Expected volatility. The Company is responsible for estimating the volatility of the price of its common stock and has considered a number of factors, including third party estimates, to determine its expected volatility. For these awards, after being a public company for more than four years, the Company determined to use its own historical volatility rather than a peer group analysis. The volatility for the 2010 award was 120%.
(iii)	Expected dividends. No dividends were declared by the Company after 2007 because the Company's senior credit facility at that time precluded the payment of dividends. The Amended and Restated Credit Facility continues to prohibit the payment of dividends.
(iv)	Risk-free interest rate. The yield on zero-coupon U.S. Treasury securities for the period that is commensurate with the expected term assumptions.

For stock options awarded to the two continuing non-employee members of the Board on the Effective Date, the Company calculated the grant-date fair value by using a Black-Scholes option pricing model and the following assumptions:

Expected term (i)	3 years
Expected volatility (ii)	75%
Expected dividends (iii)	None
Risk-free interest rate (iv)	1.19%

(i)	Expected term. The options are immediately vested at the date of grant but have a four-year contractual term. Therefore a three-year expected term was determined to be reasonable.
(ii)	Expected volatility. The Company is responsible for estimating the volatility of the price of its common stock and has considered a number of factors, including third party estimates, to determine its expected volatility. For these awards, after being a public company for five years, the Company determined to use a blend of its own five-year historical volatility and that of its peer group, which resulted in volatility of 75%.
(iii)	Expected dividends. No dividends were declared by the Company after 2007 because the Company's senior credit facility at that time precluded the payment of dividends. The Amended and Restated Credit Facility continues to prohibit the payment of dividends.
(iv)	Risk-free interest rate. The yield on zero-coupon U.S. Treasury securities for the period that is commensurate with the expected term assumptions.

For the Warrants issued on the Effective Date, the Company calculated the grant-date fair value by using a Black-Scholes option pricing model and the following assumptions. The Warrants are not considered stock-based compensation and their issuance has been recorded as a memorandum entry only.

Expected term (i)	4 years
Expected volatility (ii)	75%
Expected dividends (iii)	None
Risk-free interest rate (iv)	1.65%

(i)	Expected term. Warrants expire four years after the grant date.
(ii)	Expected volatility. The Company is responsible for estimating the volatility of the price of its common stock and has considered a number of factors, including third party estimates, to determine its expected volatility. For these awards, after being a public company for five years, the Company determined to use a blend of its own five-year historical volatility and that of its peer group, which resulted in volatility of 75%.
(iii)	Expected dividends. No dividends were declared by the Company after 2007 because the Company's senior credit facility at that time precluded the payment of dividends. The Amended and Restated Credit Facility continues to prohibit the payment of dividends.
(iv)	Risk-free interest rate. The yield on zero-coupon U.S. Treasury securities for the period that is commensurate with the expected term assumptions.

Forfeitures

As the time-based and performance-based RSUs require continued employment up to the time of vesting, the amount of stock-based compensation recognized during a period is required to include an estimate of forfeitures. No estimate of forfeitures has been made for RSUs and stock options awarded to non-employee directors because they vest immediately upon grant. Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term "forfeitures" is related to employee attrition and based on a historical analysis of its employee turnover. This analysis is re-evaluated quarterly and the forfeiture rate will be adjusted as necessary. Ultimately, the actual expense recognized over the vesting period will be only for those shares that meet the requirements of continued employment up to the time of vesting. As of December 31, 2010 the following forfeiture rates are estimated:

Description of Award	Forfeiture Rates
Time-based RSUs granted on various dates in 2008 and 2009 (0% 5%, 13%, 52%, 67% and 71% forfeiture rates with respect to 49,299, 2,950, 4,875, 25,400, 5,625 and 558 original grants of RSUs, respectively)	0	% – 71%
Time-based RSUs granted in 2010 (5% and 10% forfeiture rates with respect to 8,750 and 122,417 original grants of RSUs, respectively)	5	% – 10%
Performance-based RSUs granted in 2010 (5% and 10% forfeiture rates with respect to 227,253 original grants of RSUs, respectively)	5	% – 10%

In accordance with Topic 718, the cumulative effect of applying the change in estimate retrospectively is recognized in the period of change. During 2010, the Company recorded an aggregate amount of $201 as a result of changes to it's forfeiture rates during the year ended December 31, 2010.

As of December 31, 2010, there was approximately $4.3 million of total unrecognized compensation expense related to unvested share-based awards which is expected to be recognized over a weighted average period of $2.06 years.

Our credit facility, as amended, prohibits our payment of dividends and accordingly, we made no such payments during the years ended December 31, 2009 and 2010.